Commitments and contingencies - Operating lease commitment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Payment due by schedule
Less than 1 year	¥ 9,386
Total	9,386
Office rental
Payment due by schedule
Less than 1 year	8,851
Total	8,851
Operating lease expenses	15,784	¥ 17,028
Bandwidth leasing
Payment due by schedule
Less than 1 year	535
Total	535
Operating lease expenses	¥ 1,072	¥ 652